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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
 MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number     811-22445

Pinnacle Capital Management Funds Trust

(Exact name of registrant as specified in charter)

100 Limestone Plaza Fayetteville, NY	19901
(Address of principal executive offices)	(Zip code)

Capital Services, Inc.       615 S. Dupont Hwy.       Dover, DE 19901

(Name and address of agent for service)

With a copy to:

Patricia M. Bruns
Ultimus Fund Solutions, LLC
225 Pictoria Drive, Suite 450
Cincinnati, Ohio 45246

Registrant's telephone number, including area code: (315) 234-9716

Date of fiscal year end: October 31, 2014

Date of reporting period: April 30, 2014

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Reports to Stockholders.

SEMI-ANNUAL REPORT

1789 Growth and Income Fund Class A	PSEAX
1789 Growth and Income Fund Class C	PSECX
1789 Growth and Income Fund Class P	PSEPX

April 30, 2014

(Unaudited)

June 30,2014

Dear Shareholders,

We are pleased to enclose our Semi Annual Report for the 1789 Growth and Income Fund. As you may have read recently,the name change does not impact the Fund's advisor or the Fund's investment strategy.

We have a goal of securing distribution on a national scale, and have put in place an infrastructure to support such an endeavor. For questions about the Fund or its performance, please call your Financial Advisor or call our trained, professional service representatives at (888)229-9447.

We look forward to serving you in the future, and we thank you for your continued confidence in the 1789 Growth and Income Fund.

Regards,

Joseph Masella
President

Before investing you should carefully consider the Fund's investment objective, risks, charges and expenses. This and other information is in the  prospectus, a copy of which may be obtained by calling 1-888-229-9448. Please read the prospectus carefully before you invest.

1789 Growth and Income Fund
Portfolio Information
April 30, 2014 (Unaudited)

1789 Growth and Income Fund
Schedule of Investments
April 30, 2014 (Unaudited)

Common Stocks - 78.7%	Shares	Value

Consumer Discretionary - 4.4%
Media - 4.4%
DIRECTV *	3,077	$238,775
Walt Disney Co. (The)	2,411	191,289
		430,064
Consumer Staples - 20.8%
Beverages - 3.1%
Embotelladora Andina S.A. - ADR (Chile)	6,653	161,136
SABMiller plc - ADR (United Kingdom)	2,568	140,007
		301,143
Food & Staples Retailing - 4.5%
Companhia Brasileira de Distribuicao - Class A - ADR (Brazil)	3,484	165,699
CVS Caremark Corp.	2,257	164,129
Rite Aid Corp.	14,684	107,193
		437,021
Food Products - 6.9%
BRF S.A. - ADR (Brazil)	10,996	248,510
Kellogg Co.	2,639	176,364
Mondelez International, Inc.	5,935	211,583
		636,457
Household Products - 4.5%
Clorox Co. (The)	2,448	222,034
Unilever plc - ADR (United Kingdom)	4,839	216,497
		438,531
Tobacco - 2.1%
Lorillard, Inc.	3,400	202,028

Energy - 5.5%
Oil, Gas & Consumable Fuels - 5.5%
Apache Corp.	1,249	108,413
Exxon Mobil Corp.	2,354	241,073
Hess Corp.	2,025	180,549
		530,035
Financials - 3.5%
Consumer Finance - 1.2%
First Cash Financial Services, Inc. *	2,377	115,926

Insurance - 2.3%
Aflac, Inc.	3,629	227,611

Health Care - 9.7%
Pharmaceuticals - 9.7%
Bristol-Myers Squibb Co.	4,107	205,720
Merck & Co., Inc.	3,942	230,844
Mylan, Inc. *	5,258	267,001
Teva Pharmaceutical Industries Ltd. - ADR (Israel)	4,776	233,355
		936,920
Industrials - 13.1%
Aerospace & Defense - 1.9%
United Technologies Corp.	1,523	180,216

1789 Growth and Income Fund
Schedule of Investments (Continued)

Common Stocks - 78.7% (Continued)	Shares	Value

Industrials - 13.1% (Continued)
Air Freight & Logistics - 1.8%
FedEx Corporation	1,283	$174,809

Commercial Services & Supplies - 1.3%
MSA Safety, Inc.	2,374	125,229

Industrial Conglomerates - 2.5%
General Electric Company	8,974	241,311

Machinery - 5.6%
ITT Corp.	5,082	219,237
Pall Corp.	1,757	147,851
Xylem, Inc.	4,680	175,921
		543,009
Information Technology - 13.2%
IT Services - 6.7%
CACI International, Inc.	1,413	98,415
Fidelity National Information Services, Inc.	4,062	217,033
International Business Machines Corporation	533	104,718
Xerox Corporation	19,215	232,309
		652,475
Semiconductors & Semiconductor Equipment - 1.3%
Intel Corp.	4,652	124,162

Software - 3.1%
Adobe Systems, Inc. *	2,860	176,433
Intuit, Inc.	1,636	123,927
		300,360
Technology Hardware, Storage & Peripherals - 2.1%
EMC Corp.	8,067	208,129

Materials - 2.4%
Chemicals - 2.4%
Dow Chemical Co. (The)	4,741	236,576

Telecommunication Services - 2.3%
Diversified Telecommunication Services - 2.3%
Verizon Communications, Inc.	4,718	220,472

Utilities - 3.8%
Electric Utilities - 2.2%
Exelon Corp.	5,977	209,374

Multi-Utilities - 1.6%
SCANA Corp.	2,850	152,988

Total Common Stocks (Cost $6,133,913)		$7,624,846

1789 Growth and Income Fund
Schedule of Investments (Continued)

Closed-End Funds - 2.8%	Shares	Value

BlackRock Floating Rate Income Strategies Fund, Inc. (Cost $276,224)	18,589	$269,169

Open-End Funds - 2.8%	Shares	Value

DoubleLine Total Return Bond Fund (Cost $275,000)	25,229	$276,261

U.S. Treasury Obligations - 2.1%	Par Value	Value

U.S. Treasury Notes, 0.25%, due 02/15/2015	$100,000	$100,125
U.S. Treasury Notes, 0.875%, due 12/31/2016	100,000	100,375
Total U.S. Treasury Obligations (Cost $199,934)		$200,500

Corporate Bonds - 9.7%	Par Value	Value

Consumer Discretionary - 2.4%
Marriott International, Inc., 3.25%, due 09/15/2022	$200,000	$195,861
Yum! Brands, Inc., 44.25%, due 09/15/2015	40,000	41,871
		237,732
Consumer Staples - 0.7%
Clorox Co. (The), 5.95%, due 10/15/2017	60,000	68,705

Financials - 3.0%
American Express Credit Co., 5.60%, due 09/15/2015	120,000	123,594
HSBC Finance Corp., 5.60%, due 02/15/2018	42,000	46,676
JPMorgan Chase & C0., 5.25%, due 05/01/2015	25,000	26,123
MorganStanley, 3.645% (a), 03/01/2020	25,000	25,250
Wells Fargo & Co., 5.00%, due 11/15/2014	70,000	71,641
		293,284
Industrials - 1.3%
Emerson Electric Co., 5.375%, due 10/15/2017	108,000	122,372

Telecommunication Services - 1.2%
Verizon Communications, Inc., 6.10%, due 04/15/2018	100,000	115,885

Utilities - 1.1%
Empresa Nacional de Electric, 8.625%, due 08/01/2015	45,000	48,751
Public Service Electric & Gas, 6.75%, due 01/01/2016	50,000	54,597
		103,348

Total Corporate Bonds (Cost $791,898)		$941,326

1789 Growth and Income Fund
Schedule of Investments (Continued)

Money Market Funds - 3.8%	Shares	Value

Fidelity Institutional Money Market Portfolio - Institutional Class
0.08%(b) (Cost $371,616)	371,616	$371,616

Total Investments at Value - 99.9% (Cost $8,048,585)		$9,683,718

Other Assets in Excess of Liabilities - 0.1%		9,223

Net Assets - 100.0%		$9,692,941

ADR - American Depositary Receipt.

*	Non-income producing security.

(a)	Variable rate security. Rate shown is the effective interest rate as of April 30, 2014.

(b)	Rate shown is the 7-day effective yield as of April 30, 2014.

See accompanying notes to the financial statements.

1789 Growth and Income Fund
Statement of Assets and Liabilities
April 30, 2014 (Unaudited)

ASSETS
Investments in securities:
At acquisition cost	$8,048,585
At value (Note 3)	$9,683,718
Cash	16,276
Dividends and interest receivable	14,555
TOTAL ASSETS	9,714,549

LIABILITIES
Accrued advisory fees (Note 4)	5,837
Accrued service fees (Note 4)	1,868
Accrued distribution and service plan fees (Note 4)	13,903
TOTAL LIABILITIES	21,608

NET ASSETS	$9,692,941

Net assets consist of:
Paid-in capital	$8,197,934
Accumulated net investment income	23,563
Distributions in excess of net realized gains from security transactions	(163,689)
Net unrealized appreciation on investments	1,635,133
NET ASSETS	$9,692,941

PRICING OF CLASS A SHARES
Net assets applicable to Class A shares	$67,472
Shares of beneficial interest outstanding (unlimited
number of shares authorized, no par value)	5,343
Net asset value and redemption price per share (Note 1)	$12.63
Offering price price per share (Note 1)	$13.33
Short-term redemption price per share (Note 5) *	$12.50

PRICING OF CLASS C SHARES
Net assets applicable to Class C shares	$8,276,947
Shares of beneficial interest outstanding (unlimited
number of shares authorized, no par value)	659,426
Net asset value, offering price and redemption price per share (Note 1)	$12.55
Short-term redemption price per share (Note 5) *	$12.42
Minimum redemption price per share with CDSC fee (Note 1) **	$12.42

PRICING OF CLASS P SHARES
Net assets applicable to Class P shares	$1,348,522
Shares of beneficial interest outstanding (unlimited
number of shares authorized, no par value)	106,643
Net asset value, offering price and redemption price per share (Note 1)	$12.65
Short-term redemption price per share (Note 5) *	$12.52

*	The Fund will impose a 1.00% redemption fee on shares redeemed within 60 days of purchase.

**	A contingent deferred sales charge ("CDSC") of 1% may be charged on Class C shares redeemed within one year of purchase. Redemption price per share is equal to net asset value less any redemption or CDSC fees.

See accompanying notes to financial statements.

1789 Growth and Income Fund
Statement of Operations
For the Six Months Ended April 30, 2014 (Unaudited)

INVESTMENT INCOME
Dividends (net foreign withholding taxes of $1,015)	$77,402
Interest	15,559
TOTAL INVESTMENT INCOME	92,961

EXPENSES
Investment advisory fees (Note 4)	30,915
Service fees (Note 4)	9,893
Distribution fees, Class A (Note 4)	56
Distribution fees, Class C (Note 4)	37,535
TOTAL EXPENSES	78,399

NET INVESTMENT INCOME	14,562

REALIZED AND UNREALIZED GAINS ON
INVESTMENTS
Net realized gains from security transactions	133,625
Net change in unrealized appreciation/(depreciation) on investments	494,961
NET REALIZED AND UNREALIZED GAINS ON
INVESTMENTS	628,586

NET INCREASE IN NET ASSETS RESULTING
FROM OPERATIONS	$643,148

See accompanying notes to financial statements.

1789 Growth and Income Fund
Statements of Changes in Net Assets

	Six Months	Year
	Ended	Ended
	April 30, 2014	October 31,
	(Unaudited)	2013
FROM OPERATIONS
Net investment income	$14,562	$7,009
Net realized gains from security transactions	133,625	54,970
Long-term capital gains from underlying investment companies	-	1,453
Net change in unrealized appreciation/(depreciation) on investments	494,961	901,475
Net increase in net assets resulting from operations	643,148	964,907

FROM DISTRIBUTIONS TO SHAREHOLDERS
From net realized gains on investments, Class A	(756)	-
From net realized gains on investments, Class C	(166,151)	-
From net realized gains on investments, Class P	(14,029)	-
Decrease in net assets from distributions to shareholders	(180,936)	-

FROM CAPITAL SHARE TRANSACTIONS (Note 5)
CLASS A
Proceeds from shares sold	36,173	26,769
Net asset value of shares issued in reinvestment of distributions	756	-
Payments for shares redeemed	-	-
Net increase in net assets from Class A shares capital share transactions	36,929	26,769

CLASS C
Proceeds from shares sold	1,080,746	1,313,146
Net asset value of shares issued in reinvestment of distributions	142,839	-
Proceeds from redemption fees collected	42	-
Payments for shares redeemed	(301,017)	(404,610)
Net increase in net assets from Class C shares capital share transactions	922,610	908,536

CLASS P
Proceeds from shares sold	1,281,195	23,100
Net asset value of shares issued in reinvestment of distributions	13,144	-
Payments for shares redeemed	(17,136)	-
Net increase in net assets from Class P shares capital share transactions	1,277,203	23,100

TOTAL INCREASE IN NET ASSETS	2,698,954	1,923,312

NET ASSETS
Beginning of period	6,993,987	5,070,675
End of period	$9,692,941	$6,993,987

ACCUMULATED NET INVESTMENT INCOME	$23,563	$9,001

See accompanying notes to financial statements.

1789 Growth and Income Fund - Class A
Financial Highlights

Per share data for a share outstanding throughout each period:

	Six Months		Period
	Ended		Ended
	April 30, 2014		October 31,
	(Unaudited)		2013 (a)

Net asset value at beginning of period	$11.94		$11.22

Income from investment operations:
Net investment income (b)	0.06		0.05
Net realized and unrealized gains
on investments	0.91		0.67
Total from investment operations	0.97		0.72

Less distributions:
From net realized gains on investments	(0.28)		-

Net asset value at end of period	$12.63		$11.94

Total return (c)	8.18%	(d)	6.41%	(d)

Net assets at end of period (000's)	$67		$28

Ratio of total expenses to average net assets	1.24%	(e)	1.24%	(e)

Ratio of net investment income to average net assets	0.93%	(e)	2.31%	(e)

Portfolio turnover rate	5%	(d)	26%	(d)

(a)	Represents the period from the commencement of operations (August 26, 2013) through October 31, 2013.

(b)	Net investment income per share is based on average shares outstanding during the period.

(c)	Total return is a measure of the change in value of an investment in the Fund over the period covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. Returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(d)	Not annualized.

(e)	Annualized.

See accompanying notes to financial statements.

1789 Growth and Income Fund - Class C
Financial Highlights

Per share data for a share outstanding throughout each period:

	Six Months Ended April 30, 2014		Years Ended October 31,			Period Ended October 31,
	(Unaudited)		2013	2012		2011 (a)

Net asset value at beginning of period	$11.91		$10.11	$9.51		$10.00

Income (loss) from investment operations:
Net investment income (loss) (b)	0.02		0.01	0.00	(c)	(0.02)
Net realized and unrealized gains (losses)
on investments	0.90		1.79	0.60		(0.47)
Total from investment operations	0.92		1.80	0.60		(0.49)

Less distributions:
From net realized gains on investments	(0.28)		-	-		-

Net asset value at end of period	$12.55		$11.91	$10.11		$9.51

Total return (d)	7.78%	(e)	17.80%	6.31%		(4.90%)	(e)

Net assets at end of period (000's)	$8,277		$6,943	$5,071		$2,864

Ratio of total expenses to average net assets	1.99%	(f)	1.99%	1.99%		1.99%	(f)

Ratio of net investment income (loss) to average net assets	0.28%	(f)	0.12%	0.02%		(0.27%)	(f)

Portfolio turnover rate	5%	(e)	26%	12%		42%	(e)

(a)	Represents the period from the commencement of operations (January 21, 2011) through October 31, 2011.

(b)	Net investment income (loss) per share is based on average shares outstanding during the period.

(c)	Amount rounds to less than $0.01 per share.

(d)	Total return is a measure of the change in value of an investment in the Fund over the period covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. Returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(e)	Not annualized.

(f)	Annualized.

See accompanying notes to financial statements.

1789 Growth and Income Fund - Class P
Financial Highlights

Per share data for a share outstanding throughout each period:

	Six Months		Period
	Ended		Ended
	April 30, 2014		October 31,
	(Unaudited)		2013 (a)

Net asset value at beginning of period	$11.94		$11.22

Income from investment operations:
Net investment income (b)	0.07		0.00	(c)
Net realized and unrealized gains
on investments	0.92		0.72
Total from investment operations	0.99		0.72

Less distributions:
From net realized gains on investments	(0.28)		-

Net asset value at end of period	$12.65		$11.94

Total return (d)	8.36%	(e)	6.45%	(e)

Net assets at end of period (000's)	$1,349		$23

Ratio of total expenses to average net assets	0.99%	(f)	0.99%	(f)

Ratio of net investment income to average net assets	1.13%	(f)	0.17%	(f)

Portfolio turnover rate	5%	(e)	26%	(e)

(a)	Represents the period from the commencement of operations (August 26, 2013) through October 31, 2013.

(b)	Net investment income per share is based on average shares outstanding during the period.

(c)	Amount rounds to less than $0.01 per share.

(d)	Total return is a measure of the change in value of an investment in the Fund over the period covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. Returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(e)	Not annualized.

(f)	Annualized.

See accompanying notes to financial statements.

1789 Growth and Income Fund
NOTES TO FINANCIAL STATEMENTS
April 30, 2014 (Unaudited)

1.  ORGANIZATION

The Pinnacle Capital Management Funds Trust (the “Trust”) is an open-end management investment company, registered under the Investment Company Act of 1940 (the “1940 Act”), as amended, and organized as a statutory trust under the laws of Delaware by the filing of a Certificate of Trust on July 6, 2010.  The Trust is authorized to issue one or more series of beneficial interests and issue classes of any series or divide shares of any series into two or more separate classes.  The Trust currently consists of one series of units of beneficial interest (“shares”) called the 1789 Growth and Income Fund (the “Fund”) (formerly Pinnacle Growth and Income Fund). The Fund is a diversified fund. The investment adviser to the Fund is Pinnacle Capital Management, LLC (the “Adviser”).

The Fund currently offers Class A shares, Class C shares, and Class P shares.  The classes differ principally in their respective distribution expenses and arrangements as well as their respective sales charge structure. All classes of shares have identical rights to earnings, assets and voting privileges, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Class A shares are sold subject to an initial maximum sales charge of 5.25% imposed at the time of purchase and a distribution fee of up to 0.25% of the Fund’s average daily net assets attributable to Class A shares. The sales charge declines as the amount purchased increases, in accordance with the Fund’s prospectus. Class C shares are sold subject to a contingent deferred sales charge (“CDSC”) of 1.00% if the shares are redeemed less than one year after the original purchase of the shares and a distribution and/or service fee of up to 1.00% of the Fund’s average daily net assets attributable to Class C shares. The CDSC will be assessed on an amount equal to the lesser of the current market value or the cost of the shares being redeemed. For the six months ended April 30, 2014, there were no CDSC fees collected.  Class P shares are sold without any sales loads, distribution or service fees.

The Fund seeks total return comprised of current income, growth of income, and capital appreciation.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

SECURITIES VALUATIONS: All investments in securities are recorded at their estimated fair value, as described in Note 3.

FEDERAL INCOME TAXES: The Fund’s policy is to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of its taxable income to shareholders.  Therefore, no federal income tax provision is required. It is the Fund’s policy to distribute annually, prior to the end of the calendar year, dividends sufficient to satisfy excise tax requirements of the Internal Revenue Code.  This Internal Revenue Code requirement may cause an excess of distributions over the book year-end accumulated income. In addition, it is the Fund’s policy to distribute annually, after the end of the fiscal year, any remaining net investment income and net realized capital gains.

The Fund recognizes the tax benefits of certain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded as of or during the six months ended April 30, 2014, related to uncertain tax positions taken or expected to be taken for tax years since inception. The Fund identifies its major tax jurisdictions as U.S. Federal and certain State tax authorities; however the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations.  During the six months ended April 30, 2014, the Fund did not incur any material interest or penalties.

1789 Growth and Income Fund
NOTES TO FINANCIAL STATEMENTS
April 30, 2014 (Unaudited)

DISTRIBUTIONS TO SHAREHOLDERS: Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.  The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense, or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations, or net asset value per share of the Fund.

USE OF ESTIMATES: The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements. Actual results could differ from those estimates.

OTHER:  The Fund records security transactions based on the trade date.  Dividend income is recognized on the ex-dividend date.  Interest income is recognized on an accrual basis.  The Fund uses the specific indentification method in computing gain or loss on sale of investment securities.  Discounts and premiums on securities purchased are amortized over the life of the respective securities. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the appropriate country’s rules and tax rate. The ability of issuers of debt securities held by the Fund to meet their obligations may be affected by economic and political developments in a specific country or region.

3.  SECURITIES VALUATIONS

SECURITIES VALUATIONS:  As described in Note 2, all investments in securities are recorded at their estimated fair value. The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

1789 Growth and Income Fund
NOTES TO FINANCIAL STATEMENTS
April 30, 2014 (Unaudited)

FAIR VALUE MEASUREMENTS:  A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis follows.

Equity securities (common stocks, including ADRs, and exchange traded funds) are valued by using market quotations but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the securities. Securities that are traded on any stock exchange or on the NASDAQ over-the-counter market are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is valued by the pricing service at its last bid price. To the extent these securities are actively traded and valuation adjustments are not applied, they are classified in Level 1 of the fair value hierarchy. When market quotations are not readily available, when the Adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board of Trustees (the “Board”) and are categorized in Level 2 or Level 3 within the fair value hierarchy, when appropriate.

Open-end funds, including money market mutual funds, are generally priced at the ending NAV provided by the service agent of the funds. These securities are categorized as Level 1 securities.

Fixed income securities (including corporate bonds and U.S. government agencies and obligations) that are valued using market quotations in an active market, will be categorized as Level 1 securities.  However, they may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices more accurately reflect the fair value of such securities.  A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices.  These securities will generally be categorized as Level 2 securities.  When market quotations are not readily available, when the Adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current fair value, or when restricted or illiquid securities are being valued, such securities are valued at a fair price as determined by the Adviser in good faith, in accordance with guidelines adopted by and subject to review of the Board. These securities will be categorized as Level 3 securities.

Manually priced securities held by the Fund (if any) are reviewed and ratified by the Board. Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation. These securities are categorized as Level 2 or Level 3, when appropriate.

The following table summarizes the inputs used to value the Fund’s assets measured at fair value as of April 30, 2014:

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stocks (a)	$7,624,846	$-	$-	$7,624,846
Closed-End Fund	269,169	-	-	269,169
Open-End Fund	276,261	-	-	276,261
U.S. Treasury Obligations	-	200,500	-	200,500
Corporate Bonds (a)	-	941,326	-	941,326
Money Market Funds	371,616	-	-	371,616
Total	$8,541,892	$1,141,826	$-	$9,683,718

(a)	Refer to the Fund’s Schedule of Investments for a listing of securities by security type and sector and/or industry.

1789 Growth and Income Fund
NOTES TO FINANCIAL STATEMENTS
April 30, 2014 (Unaudited)

The Fund did not hold any Level 3 assets or liabilities as of April 30, 2014. The Fund did not hold any derivative instruments at any time during the six months ended April 30, 2014. There were no transfers into or out of any Levels during the year. It is the Fund’s policy to recognize transfers into or out of Levels at the end of the reporting period.

4.  RELATED PARTY TRANSACTIONS

INVESTMENT ADVISER: Under the terms of the Management Agreement, the Adviser manages the investment portfolio of the Fund, subject to policies adopted by the Board. Under the Management Agreement, the Adviser, at its own expense and without reimbursement from the Trust, furnishes office space and all necessary office facilities, equipment and executive personnel necessary for managing the assets of the Fund. For its services, the Adviser receives an annual investment management fee of 0.75% of the Fund’s average daily net assets.  For the six months ended April 30, 2014, the Adviser earned $30,915 in Advisory fees. At April 30, 2014, the Fund owed the Adviser $5,837.

Under the Services Agreement, the Adviser is obligated to pay all of the operating expenses of the Fund, excluding management fees, brokerage fees and commissions, 12b-1 fees, taxes, borrowing costs, fees and expenses (such as (a) interest and (b) dividend expenses on securities sold short), the costs of acquired funds and extraordinary expenses. Under the Services Agreement, the Adviser receives an annual Services Agreement fee of 0.24% of the Fund’s average daily net assets for Class A, Class C, and Class P. For the six months ended April 30, 2014, the Fund incurred $9,893 in Service fees.  At April 30, 2014, the Fund owed $1,868 in Service fees.

Pinnacle Investments, LLC (the “Distributor”), is an affiliate of the Adviser and serves as the principal underwriter and distributor of the Fund’s shares pursuant to an agreement with the Trust.  The Distributor promotes and sells shares of the Fund on a continuous basis. For the six months ended April 30, 2014, the Fund did not pay a fee to the affiliate for its services.

DISTRIBUTION PLAN: The Fund has adopted a plan pursuant to Rule 12b-1 under the 1940 Act, as amended. Pursuant to the plan, Class A shares and Class C shares may pay for activities primarily intended to result in the sale of the shares.  The annual limitation for payment of expenses pursuant to the Plans is 0.25% of average daily net assets attributable to Class A shares and 1.00% of average daily net assets attributable to Class C shares.  For the six months ended April 30, 2014, the Fund incurred $37,535 for Class C in Distribution fees. For the six months ended April 30, 2014, the Fund incurred $56 for Class A in Distribution fees.  At April 30, 2014, the Fund owed $13,903 in Distribution fees.

1789 Growth and Income Fund
NOTES TO FINANCIAL STATEMENTS
April 30, 2014 (Unaudited)

5.  CAPITAL SHARE TRANSACTIONS

Transactions in capital stock were as follows:

	Six Months Ended		Period Ended
CLASS A SHARES	April 30, 2014		October 31, 2013 *
	Shares	Amount	Shares	Amount
Shares sold	2,977	$36,173	2,304	$26,769
Shares issued in reinvestment of dividends	62	756	-	-
Shares redeemed	-	-	-	-
Net increase	3,039	$36,929	2,304	$26,769

	Six Months Ended		Year Ended
CLASS C SHARES	April 30, 2014		October 31, 2013
	Shares	Amount	Shares	Amount
Shares sold	89,070	$1,080,746	119,408	$1,313,146
Shares issued in reinvestment of dividends	11,820	142,839	-	-
Proceeds from redemption fees collected	-	42	-	-
Shares redeemed	(24,416)	(301,017)	(37,788)	(404,610)
Net increase	76,474	$922,610	81,620	$908,536

	Six Months Ended		Period Ended
CLASS P SHARES	April 30, 2014		October 31, 2013 *
	Shares	Amount	Shares	Amount
Shares sold	105,037	$1,281,195	1,935	$23,100
Shares issued in reinvestment of dividends	1,079	13,144	-	-
Shares redeemed	(1,408)	(17,136)	-	-
Net increase	104,708	$1,277,203	1,935	$23,100

*	Represents the period from the commencement of operations (August 26, 2013) through October 31, 2013.

Early Redemption Fee - The Fund will impose a 1.00% redemption fee on shares redeemed within 60 days of purchase.  During the six months ended April 30, 2014, the Fund collected $42 in redemption fees.

6.  BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the 1940 Act. As of April 30, 2014, approximately 74% of all outstanding shares of the Fund are owned by National Financial Service Corp. (“NFS”), for the benefit of its customers. The Fund does not know whether NFS held its shares beneficially or as record holder. Accordingly, the Fund does not know whether NFS controlled the Fund as of April 30, 2014.

1789 Growth and Income Fund
NOTES TO FINANCIAL STATEMENTS
April 30, 2014 (Unaudited)

7.  INVESTMENT TRANSACTIONS

For the six months ended April 30, 2014, the cost of purchases and the proceeds from sales, other than U.S. Government securities and short-term securities, aggregated $2,225,102 and $438,376, respectively.

8.  TAX MATTERS

As of October 31, 2013, the net unrealized depreciation of investments for tax purposes was as follows:

Gross Appreciation	$1,223,643
Gross (Depreciation)	(103,684)
Net Appreciation on Investments	$1,119,959

At October 31, 2013, the aggregate cost of securities for federal income tax purposes was $5,875,581.

As of October 31, 2013, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

Accumulated Net Investment Income	$9,001
Capital Loss Carryforward	(96,165)
Net Unrealized Appreciation	1,119,959
$1,032,795

The difference between book and tax basis unrealized (depreciation) is attributed to the tax deferral of wash sale losses.

During the years ended October 31, 2013 and 2012, there were no distributions paid to shareholders.

On December 24, 2013 the Fund distributed $143,343 to shareholders of record on the same date, of which $9,001 was from net investment income and $134,342 was considered to be short-term capital gains.

9.  CAPITAL LOSS CARRYFORWARD

At October 31, 2013, the Fund had available for federal income tax purposes an unused short-term capital loss carryforward of $96,165.  To the extent that this carryforward is used to offset current and future capital gains and has no expiration, it is probable that the amount which is offset will not be distributed to shareholders.

1789 Growth and Income Fund
About Your Fund’s Expenses (Unaudited)

We believe it is important for you to understand the impact of costs on your investment. All mutual funds have operating expenses. As a shareholder of the Fund, you incur ongoing costs, including management fees, Rule 12b-1 distribution fees (if applicable to your class) and other Fund expenses. The following examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

A mutual fund’s ongoing costs are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The expenses in the tables that follow are based on an investment of $1,000 made at the beginning of the most recent semi-annual period (November 1, 2013) and held until the end of the period (April 30, 2014).

The table that follows illustrates the Fund’s ongoing costs in two ways:

Actual fund return – This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the Fund’s actual return, and the third column shows the dollar amount of operating expenses that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading “Expenses Paid During Period.”

Hypothetical 5% return – This section is intended to help you compare the Fund’s ongoing costs with those of other mutual funds. It assumes that the Fund had an annual return of 5% before expenses during the period shown, but that the expense ratio is unchanged. In this case, because the return used is not the Fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% return. You can assess the Fund’s ongoing costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that expenses shown in the table are meant to highlight and help you compare ongoing costs only.

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

1789 Growth and Income Fund
About Your Fund’s Expenses (Unaudited) (Continued)

More information about the Fund’s expenses, including historical expense ratios, can be found in this report. For additional information on operating expenses and other shareholder costs, please refer to the Fund’s prospectus.

Class A
	Beginning Account Value November 1, 2013	Ending Account Value April 30, 2014	Expenses Paid During Period*
Based on Actual Fund Return	$1,000.00	$1,081.85	$6.40
Based on Hypothetical 5% Return (before expenses)	$1,000.00	$1,018.65	$6.21

*	Expenses are equal to Institutional shares’ annualized expense ratio of 1.24% for the period, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Class C
	Beginning Account Value November 1, 2013	Ending Account Value April 30, 2014	Expenses Paid During Period*
Based on Actual Fund Return	$1,000.00	$1,077.81	$10.25
Based on Hypothetical 5% Return (before expenses)	$1,000.00	$1,014.93	$9.94

*	Expenses are equal to Investor shares’ annualized expense ratio of 1.99% for the period, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Class P
	Beginning Account Value November 1, 2013	Ending Account Value April 30, 2014	Expenses Paid During Period*
Based on Actual Fund Return	$1,000.00	$1,083.55	$5.11
Based on Hypothetical 5% Return (before expenses)	$1,000.00	$1,014.93	$9.94

*	Expenses are equal to Investor shares’ annualized expense ratio of 0.99% for the period, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

1789 Growth and Income Fund
Additional Information
April 30, 2014 (Unaudited)

Proxy Voting - A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted proxies during the most recent 12 month period ended June 30, are available without charge upon request by (1) calling the Fund at (888) 229-9448 and (2) from Fund documents filed with the Securities and Exchange Commission ("SEC") on the SEC's website at www.sec.gov.

Portfolio Holdings - The Fund files a complete schedule of investments with the SEC for the first and third quarter of each fiscal year on Form N-Q.  The Fund’s first and third fiscal quarters end on January 31 and July 31. The Form N-Q filing must be made within 60 days of the end of the quarter. The Fund’s Forms N-Q are available on the SEC’s website at http://sec.gov, or they may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (call 1-800-732-0330 for information on the operation of the Public Reference Room).  You may also obtain copies by calling the Fund at 1-888-229-9448.

Additional Information - The Fund's Statement of Additional Information ("SAI") includes additional information about the trustees and is available, without charge, upon request.  You may call toll-free (888) 229-9448 to request a copy of the SAI or to make shareholder inquiries.

1789 Growth and Income Fund
DISCLOSURE REGARDING APPROVAL OF INVESTMENT ADVISORY
AGREEMENT (Unaudited)
Annual Investment Management Agreement Renewal

At a meeting held on November 18, 2013 (the "Meeting"), the Board of Trustees (the “Board”) considered the renewal of the Investment Management Agreement (the “Agreement”) between the Trust and Pinnacle Capital Management, LLC (the “Adviser”) on behalf of the 1789 Growth and Income Fund (f/k/a Pinnacle Growth and Income Fund) (the “Fund”). Legal Counsel reviewed with the Board a memorandum from Counsel dated October 31, 2013, and addressed to the Trustees that summarized, among other things, the fiduciary duties and responsibilities of the Board in reviewing and approving the renewal of the Agreement. A copy of this memorandum was circulated to the Trustees in advance of the meeting. Legal Counsel discussed with the Trustees the types of information and factors that should be considered by the Board in order to make an informed decision regarding the approval of the continuation of the Agreement, including the following material factors: (i) the nature, extent and quality of the services provided by the Adviser to the Fund (ii) the investment performance of the Fund and the Adviser; (iii) the costs of the services to be provided and the profits to be realized by the Adviser and its affiliates from the relationship with the Fund; (iv) the extent to which economies of scale will be realized as the Fund grows and whether the fee levels reflect these economies of scale to the benefit of shareholders; and (v) the Adviser’s practices regarding possible conflicts of interest.

In assessing these factors and reaching its decisions, the Board took into consideration information furnished for the Board’s review and consideration throughout the year at regular Board meetings, as well as information specifically prepared and/or presented in connection with the annual renewal process, including information presented at the Meeting. The Board requested and was provided with information and reports relevant to the annual renewal of the Agreement, including: (i) reports regarding the services and support provided to the Fund and its shareholders by the Adviser; (ii) assessments of the investment performance of the Fund by personnel of the Adviser; (iii) commentary on the reasons for the performance; (iv) presentations addressing the Adviser’s investment philosophy, investment strategy, personnel and operations; (v) compliance and audit reports concerning the Fund and the Adviser; (vi) disclosure information contained in the registration statement of the Trust and the Form ADVs of the Adviser; (vii) information on relevant developments in the mutual fund industry and how the Fund and/or the Adviser are responding to them; and (viii) a memorandum from Counsel, that summarized the fiduciary duties and responsibilities of the Board in reviewing and approving the Agreement, including the material factors set forth above and the types of information included in each factor that should be considered by the Board in order to make an informed decision. The Board also requested and received various informational materials including, without limitation: (i) documents containing information about the Adviser, including financial information, a description of personnel and the services provided to the Fund, information on investment advice, performance, summaries of Fund expenses, compliance program, current legal matters, and other general information; (ii) comparative expense and performance information for other mutual funds with strategies similar to the Fund; (iii) the anticipated effect of size on the Fund’s performance and expenses; and (iv) benefits to be realized by the Adviser from its relationship with the Fund. The Board did not identify any particular information that was most relevant to its consideration to approve the Agreement and each Trustee may have afforded different weight to the various factors.

1789 Growth and Income Fund
DISCLOSURE REGARDING APPROVAL OF INVESTMENT ADVISORY
AGREEMENT (Unaudited)
1.	Nature, Extent and Quality of the Services Provided by the Adviser

In considering the nature, extent, and quality of the services provided by the Adviser, the Trustees reviewed the responsibilities of the Adviser under the Agreement. The Trustees reviewed the services being provided by the Adviser including, without limitation: the quality of investment advisory services (including research and recommendations with respect to portfolio securities); the process for formulating investment recommendations and assuring compliance with the Fund’s investment objective, strategies, and limitations, as well as for ensuring compliance with regulatory requirements. The Trustees considered the coordination of services for the Fund among the Adviser and the service providers and the Independent Trustees, and the efforts of the Adviser to promote the Fund and grow its assets. The Trustees noted the Adviser’s commitment to retain, qualified personnel and to maintain and enhance its resources and systems, and the continued cooperation with the Independent Trustees and Counsel for the Fund. The Trustees evaluated the Adviser’s personnel, including the education and experience of its personnel. After reviewing the foregoing information and further information in the materials provided by the Adviser (including the Adviser’s Form ADVs), the Board concluded that, in light of all the facts and circumstances, the nature, extent, and quality of the services provided by the Adviser were satisfactory and adequate for the Fund.

2.	Investment Performance of the Fund and the Adviser

In considering the investment performance of the Fund and the Adviser, the Trustees compared the performance of the Fund with the performance of funds with similar objectives managed by other investment advisers. As to the performance of the Fund, the report included information regarding the performance of the Fund compared to a group of funds of similar size, style and objective, categorized by Morningstar (the "Peer Group"). All performance data was through the period ended November 8, 2013. After reviewing and discussing the investment performance of the Fund further, the Adviser’s experience managing the Fund, their historical investment performance, and other relevant factors, the Board concluded, in light of all the facts and circumstances, that the investment performance of the Fund and the Adviser was satisfactory.

3.	Costs of the Services to be Provided and Profits to be Realized by the Adviser

In considering the costs of the services to be provided and profits to be realized by the Adviser from the relationship with the Fund, the Trustees considered: (1) the Adviser’s financial condition; (2) the asset level of the Fund; (3) the overall expenses of the Fund; and (4) the nature and frequency of advisory fee payments. The Trustees reviewed information provided by the Adviser regarding its profits associated with managing the Fund. The Trustees also considered potential benefits for the Adviser in managing the Fund. The Trustees then compared the fees and expenses of the Fund (including the management fee) to other comparable mutual funds. The Trustees reviewed the fees under the Agreement compared to other mutual funds with similar investment objectives and asset levels and noted that the net expense ratio of 2.02% for the Class C Shares was at the high end of the Peer Group while the net expense ratios of 1.02% and 1.27% relative to the Class P Shares and Class A Shares, respectively, were in the mid-range of the Peer Group. It was noted that the Fund had significantly less assets than the Peer Group average. The Trustees also reviewed the management fee of 0.75% and noted that it was approximately in the middle of the range of the Peer Group. The Trustees acknowledged that pursuant to a Services Agreement, the Adviser pays certain expenses of the Fund which has the effect of capping the Fund’s expenses at a certain level. Based on the foregoing, the Board concluded that the fees to be paid to the Adviser and the profits to be realized by the Adviser, in light of all the facts and circumstances, were fair and reasonable in relation to the nature and quality of the services provided by the Adviser.

1789 Growth and Income Fund
DISCLOSURE REGARDING APPROVAL OF INVESTMENT ADVISORY
AGREEMENT (Unaudited)
4.	Economies of Scale

The Trustees next considered the impact of economies of scale on the Fund’s size and whether advisory fee levels reflect those economies of scale for the benefit of the Fund’s investors. The Trustees considered that while the management fee remained the same at all asset levels and for each share class, the Fund’s shareholders had experienced benefits from the fact that the Adviser was obligated to pay certain of the Fund’s operating expenses which had the effect of limiting the overall fees paid by the Fund. The Trustees noted that the Fund may benefit at certain asset levels from breakpoints given by other service providers and further noted the Class A Share breakpoints provided by the Fund. In light of its ongoing consideration of the Fund’s asset levels, expectations for growth in the Fund, and fee levels, the Board determined that the Fund’s fee arrangements, in light of all the facts and circumstances, were fair and reasonable in relation to the nature and quality of the services provided by the Adviser.

5.	The Adviser’s Practices Regarding Possible Conflicts of Interest.

In considering the Adviser’s practices regarding conflicts of interest, the Trustees evaluated the potential for conflicts of interest and considered such matters as the experience and ability of the advisory personnel assigned to the Fund; the basis of decisions to buy or sell securities for the Fund; and the substance and administration of the Adviser’s codes of ethics. The Trustees also considered disclosure in the registration statement of the Trust related to the Adviser’s potential conflicts of interest. Based on the foregoing, the Board determined that the Adviser’s standards and practices relating to the identification and mitigation of possible conflicts of interest were satisfactory.

Next, the Independent Trustees met in executive session to discuss the continuation of the Agreement. The officers of the Trust were excused during this discussion.

After additional consideration of the factors delineated in the memorandum provided by Legal Counsel and further discussion among the Board, the Board determined that the compensation payable under the Agreement was fair, reasonable and within a range of what could have been negotiated at arms-length in light of all the surrounding circumstances, and they resolved to renew the Agreement for an additional one-year period.

INVESTMENT ADVISER
Pinnacle Capital Management, LLC
100 Limestone Plaza
Fayetteville, NY 13066

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Cohen Fund Audit Services, Ltd.
1350 Euclid Ave., Suite 800
Cleveland, OH 44115

LEGAL COUNSEL
Bond Schoeneck & King PLLC
One Lincoln Center
110 West Fayette Street
Syracuse, NY  13202

CUSTODIAN
U.S. Bank
425 Walnut Street
Cincinnati, OH  45202

TRANSFER AGENT
Ultimus Fund Solutions, LLC
225 Pictoria Drive, Suite 450
Cincinnati, OH  45246

DISTRIBUTOR
Pinnacle Investments, LLC
100 Limestone
Fayetteville, NY 13066

This report is intended only for the information of shareholders or those who have received the Fund’s prospectus which contains information about the Fund’s management fee and expenses. Please read the prospectus carefully before investing.

Item 2.	Code of Ethics.

Not required

Item 3.	Audit Committee Financial Expert.

Not required

Item 4.	Principal Accountant Fees and Services.

Not required

Item 5.	Audit Committee of Listed Registrants.

Not applicable

Item 6.	Schedule of Investments.

(a)	Not applicable [Schedule filed with Item 1]

(b)	Not applicable

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable

Item 10.	Submission of Matters to a Vote of Security Holders.

The Nominating and Corporate Governance Committee shall, when identifying candidates for the position of Independent Trustee, consider any such candidate recommended by a shareholder if such recommendation contains: (i) sufficient background information concerning the candidate, including evidence the candidate is willing to serve as an Independent Trustee if selected for the position; and (ii) is received in a sufficiently timely manner as determined by the Nominating and Corporate Governance Committee in its discretion.  Shareholders shall be directed to address any such recommendations in writing to the attention of the Nominating and Corporate Governance Committee, c/o the Secretary of the Trust. The Secretary shall retain copies of any shareholder recommendations which meet the foregoing requirements for a period of not more than 12 months following receipt.  The Secretary shall have no obligation to acknowledge receipt of any shareholder recommendations.

Item 11.	Controls and Procedures.

(a) Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Exhibits.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not required

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto

(a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons: Not applicable

(b) Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)): Attached hereto

Exhibit 99.CERT	Certifications required by Rule 30a-2(a) under the Act

Exhibit 99.906CERT	Certifications required by Rule 30a-2(b) under the Act

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Pinnacle Capital Management Funds Trust

By (Signature and Title)*		/s/ Joseph Masella
Joseph Masella, President

Date	July 3, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ Joseph Masella
Joseph Masella, President

Date	July 3, 2014

By (Signature and Title)*		/s/ Stephen J. Fauer
Stephen J. Fauer, Treasurer

Date	July 3, 2014

*	Print the name and title of each signing officer under his or her signature.